Acquisition of EMP	12 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Acquisition of EMP

4. Acquisition of EMP

On October 10, 2018, Warner Music Group Germany Holding GmbH (“WMG Germany”), a limited liability company under the laws of Germany and an indirect subsidiary of Warner Music Group Corp., closed its previously announced acquisition (the “Acquisition”) of certain shares of E.M.P. Merchandising Handelsgesellschaft mbH, a limited liability company under the laws of Germany, all of the share capital of MIG Merchandising Investment GmbH, a limited liability company under the laws of Germany (“MIG”), certain shares of Large Popmarchandising BVBA, a limited liability company under the laws of Belgium (“Large”) and each of EMP Merchandising Handelsgesellschaft mbH and MIG’s direct and indirect subsidiaries (the “Subsidiaries” and, together with EMP Merchandising Handelsgesellschaft mbH, MIG and Large, “EMP”) from funds associated with Sycamore Partners, pursuant to the Sale and Purchase Agreement, dated as of September 11, 2018, by and between SP Merchandising Holding GmbH & Co. KG, a limited partnership under the laws of Germany, and WMG Germany (“Acquisition Agreement”). The cash consideration paid at closing of the Acquisition was approximately €166 million, which reflects an agreed enterprise value of EMP of approximately €155 million (equivalent to approximately $180 million), as adjusted for, among other items, net debt and estimates of working capital of EMP. The final purchase price paid was determined to be €165 million after finalization of purchase price adjustments, including working capital and other items.

The Acquisition was accounted for in accordance with ASC 805, using the acquisition method of accounting. The assets and liabilities of EMP, including identifiable intangible assets, have been measured at their fair value primarily using Level 3 inputs (see Note 17 for additional information on fair value inputs). Determining the fair value of the assets acquired and liabilities assumed requires judgment and involved the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, asset useful lives and market multiples, among other items. The use of different estimates and judgments could yield materially different results.

The excess of the purchase price, over the fair value of net assets acquired, including the amount assigned to identifiable intangible assets and deferred tax adjustments, has been recorded to goodwill. The resulting goodwill has been allocated to the Company’s Recorded Music reportable segment. The recognized goodwill will not be deductible for income tax purposes. Any impairment charges made in future periods associated with goodwill will not be tax deductible.

The table below presents (i) the Acquisition consideration as it relates to the acquisition of EMP by WMG Germany and (ii) the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed on the closing date of October 10, 2018 (in millions):

Purchase Price	€155
Working Capital	10

Final Purchase Price	€165
Foreign Currency Rate at October 10, 2018	1.15
Final Purchase Price in U.S. dollars	$190
Fair value of assets acquired and liabilities assumed
Cash and equivalents	$7
Accounts receivable, net	3
Inventories	37
Other current assets	5
Property plant and equipment	32
Intangible assets	81
Accounts payable	(18)
Other current liabilities	(11)
Deferred revenue	(7)
Deferred tax liabilities	(25)
Other noncurrent liabilities	(3)

Fair value of assets acquired and liabilities assumed	101
Goodwill recorded	89

Total purchase price allocated	$190

During fiscal 2019, the Company performed a preliminary allocation in the first and third quarters, which was finalized as of September 30, 2019. The acquisition accounting was based on final determinations of fair value and allocations of purchase price to the identifiable assets and liabilities acquired, including determination of the final working capital adjustment made pursuant to the mechanism set forth in the Acquisition Agreement.

Pro Forma Financial Information

The following unaudited pro forma information has been presented as if the Acquisition occurred on October 1, 2017. This information is based on historical results of operations, adjusted to give effect to pro forma events that are (i) directly attributable to the Acquisition; (ii) factually supportable; and (iii) expected to have a continuing impact on the Company’s combined results. The pro forma information as presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the Acquisition had taken place at the beginning of fiscal 2018.

	Fiscal Year Ended September 30, 2019	Fiscal Year Ended September 30, 2018
	(in millions)
Revenue	$4,480	$4,239
Operating income	356	215
Net income attributable to Warner Music Group Corp.	256	304

Actual results related to EMP included in the consolidated statement of operations for the twelve months ended September 30, 2019 relate to the transition period from October 10, 2018 to September 30, 2019 and consist of revenues of $240 million and operating income of $8 million.